Note 3 - Inventories	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]	3. Inventories Inventories consisted of the following:
	December 31, 2020	December 31, 2021
Lubricants	547,534	724,044
Victualing	38,232	46,298
Bunkers	799,514	-
Total	1,385,280	770,342